Operating Lease Right of Use Assets - Schedule of Operating Lease Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Right of Use Assets [Line Items]
Less: Accumulated depreciation	$ (1,397,260)	$ (1,041,535)
Total	907,418	837,348
Buildings [Member]
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	1,160,162	1,180,005
Vehicles [Member]
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	$ 1,144,516	$ 698,878